Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Impairment loss recognized for the asset or cash-generating unit	$ 0	$ 0	$ 0